Commitments - Capital expenditure (Details) £ in Thousands	Sep. 30, 2023 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 3,766
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	1,624
Computer software
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	19
Computer equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	16
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 2,107